UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-22538

Advisers Investment Trust
(Exact name of registrant as specified in charter)

4041 N. High St, Suite 402, Columbus, OH 43214
(Address of principal executive offices) (Zip code)

Beacon Hill Fund Services, Inc., 4041 N. High St, Suite 402, Columbus, OH 43214
(Name and address of agent for service)

Registrant’s telephone number, including area code:  (614) 255-5550

Date of fiscal year end:	September 30th

Date of reporting period:	June 30, 2014

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

ADVISERS INVESTMENT TRUST
INDEPENDENT FRANCHISE PARTNERS US EQUITY FUND
SCHEDULE OF INVESTMENTS
June 30, 2014 (Unaudited)

	Percentage
	of Net
	Assets	Shares	Value
COMMON STOCKS	95.7%
Beverages	7.3%
Anheuser-Busch InBev		220,776	$25,363,690
PepsiCo Inc.		231,719	20,701,775
			46,065,465
Computers & Peripherals	4.9%
Apple Inc.		329,573	30,627,219
Diversified Consumer Services	7.7%
Moody’s Corp.		267,133	23,416,879
MSCI Inc.(a)		539,379	24,730,527
			48,147,406
Food Products	14.9%
General Mills Inc.		372,857	19,589,907
Kellogg Co.		340,881	22,395,882
Mondelez International Inc. - Class A		784,411	29,501,698
Nestle SA - REG		285,536	22,120,346
			93,607,833
Health Care Equipment & Supplies	5.2%
Dentsply International		285,992	13,541,721
Zimmer Holdings Inc.		186,401	19,359,608
			32,901,329
Household Products	8.3%
Kimberly Clark Corp.		182,317	20,277,297
Procter & Gamble		409,849	32,210,033
			52,487,330
Internet Software & Services	3.2%
eBay Inc.(a)		397,490	19,898,349
IT Services	6.6%
Accenture PLC - Class A		510,459	41,265,505
Media	2.4%
McGraw-Hill Financial Inc.		184,206	15,294,624

Pharmaceuticals	21.6%
Abbott Laboratories		503,753	20,603,498
GlaxoSmithKline PLC		1,229,621	32,912,400
Johnson & Johnson		321,239	33,608,024

1

ADVISERS INVESTMENT TRUST
INDEPENDENT FRANCHISE PARTNERS US EQUITY FUND
SCHEDULE OF INVESTMENTS
June 30, 2014 (Unaudited)

	Percentage
	of Net
	Assets	Shares	Value

Novartis AG - REG		328,396	$29,736,354
Zoetis Inc.		579,866	18,712,276
			135,572,552
Software	5.7%
Microsoft Corp.		866,239	36,122,166
Tobacco	7.9%
Philip Morris International		586,729	49,467,122
TOTAL COMMON STOCKS (Cost $478,967,721)			601,456,900
TOTAL INVESTMENTS
(Cost $478,967,721)	95.7%		601,456,900
NET OTHER ASSETS (LIABILITIES)	4.3%		26,944,441
NET ASSETS	100.0%		$628,401,341

(a)	Non-income producing security.

At June 30, 2014, the Fund’s investments were concentrated in the following countries:

Percentage
of Net Assets
United States(1)	82.2%
Switzerland	8.3
United Kingdom	5.2
TOTAL	95.7%

(1)
The Fund invests in the Belgian line of Anheuser-Busch InBev (ABI). However, consistent with the terms set out in the prospectus, the Fund defines ABI as a US Equity as its principal place of business is in the US.

2

ADVISERS INVESTMENT TRUST
INDEPENDENT FRANCHISE PARTNERS US EQUITY FUND
NOTES TO SCHEDULE OF INVESTMENTS
June 30, 2014 (Unaudited)

The Advisers Investment Trust (the “Trust”) is an open-end registered investment company established under the laws of Ohio by an Agreement and Declaration of Trust dated March 1, 2011 (the “Trust Agreement”).  The Trust commenced operations on December 20, 2011.  The Trust Agreement permits the Board of Trustees (the “Trustees” or “Board”) to authorize and issue an unlimited number of shares of beneficial interest, at no par value, in separate series of the Trust.  The Independent Franchise Partners US Equity Fund (the “IFP US Equity Fund” or “Fund”) is a series of the Trust. These schedule of investments and notes only relate to the IFP US Equity Fund.

The Fund is a non-diversified fund, meaning it may invest in a smaller number of companies than a diversified fund, and seeks to achieve an attractive long-term rate of return.

Under the Fund’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund.

Significant accounting policies related to Investments are as follows:

INVESTMENT VALUATION

Investments are recorded at fair value.  Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.  The valuation techniques employed by the Fund, as described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value.  These inputs are summarized in the following three broad levels:

● Level 1 —quoted prices in active markets for identical assets

● Level 2 —other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

● Level 3 —significant observable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, certain short-term debt securities may be valued using amortized cost. Generally, amortized cost approximates the current value of a security, but since this valuation is not obtained from a quoted price in an active market, such securities would be reflected as Level 2 in the fair value hierarchy.

Security prices are generally provided by an independent third party pricing service approved by the Trustees as of the close of the New York Stock Exchange, normally at 4:00 pm EST, each business day on which the share price of the Fund is calculated. Equity securities listed or traded on a primary exchange are valued at the closing price, if available, or the last sales price on the primary exchange.  If no sale occurred on the valuation date, the securities will be valued at the latest quotations as of the close of the primary exchange.  Investments in other open-end registered investment companies are valued at their respective net asset value as reported by such companies. In these types of situations, valuations are typically categorized as a Level 1 in the fair value hierarchy.

3

ADVISERS INVESTMENT TRUST
INDEPENDENT FRANCHISE PARTNERS US EQUITY FUND
NOTES TO SCHEDULE OF INVESTMENTS
June 30, 2014 (Unaudited)

Debt and other fixed income securities are generally valued at an evaluated price provided by an independent pricing source approved by the Trustees. To value debt securities, pricing services may use various pricing techniques which take into account appropriate factors such as market activity, yield, quality, coupon rate, maturity, type of issue, trading characteristics, call features, credit ratings and other data, as well as broker quotes. Short-term debt securities of sufficient credit quality that mature within sixty days may be valued at amortized cost, which approximates fair value. In each of these situations, valuations are typically categorized as Level 2 in the fair value hierarchy.

When the price of a security is not readily available or deemed unreliable (e.g., an approved pricing service does not provide a price, a furnished price is in error, certain stale prices, or an event occurs that materially affects the furnished price), the Fund’s Fair Value Committee may in good faith establish a fair value for that security in accordance with procedures established by and under the general supervision of the Trustees.   In addition, fair value pricing may be used if events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Fund’s net asset value is calculated.  The Fund identifies possible fluctuations in international securities by monitoring the increase or decrease in the value of a designated benchmark index. In the event of an increase or decrease greater than predetermined levels, the Fund may use a systematic valuation model provided by an independent third party pricing service to fair value its’ international equity securities.

In the fair value situations as noted above, while the Trust’s valuation policy is intended to result in a calculation of the Fund’s net asset value that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values determined pursuant to these guidelines would accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale).  The prices used by the Fund may differ from the value that would be realized if the securities were sold, and these differences could be material to the financial statements. Depending on the source and relative significance of the valuation inputs in these instances, the instruments may be classified as Level 2 or Level 3 in the fair value hierarchy.

The following is a summary of the valuation inputs used as of June 30, 2014 in valuing the Fund’s investments based upon the three fair value levels defined above:

	Level 1 - Quoted	Level 2 - Other Significant	Level 3 - Significant
Portfolio	Prices	Observable Inputs	Unobservable Inputs	Total
IFP US Equity Fund
Common Stocks(1)	$601,456,900	$—	$—	$601,456,900
Total Investments	$601,456,900	$—	$—	$601,456,900

(1)	See investment industries in the Schedule of Investments

As of June 30, 2014, there were no Level 3 securities held by the Fund. The Fund’s policy is to disclose transfers between levels based on valuations at the end of the reporting period. There were no transfers between Levels 1, 2 or 3 during the period ended June 30, 2014.

4

ADVISERS INVESTMENT TRUST
INDEPENDENT FRANCHISE PARTNERS US EQUITY FUND
NOTES TO SCHEDULE OF INVESTMENTS
June 30, 2014 (Unaudited)

CURRENCY TRANSACTIONS

The Fund may engage in spot currency transactions for the purpose of foreign security settlement and operational processes. Changes in foreign currency exchange rates will affect the value of the Fund’s securities and the price of the Fund’s shares. Generally, when the value of the U.S. dollar rises in value relative to a foreign currency, an investment in that country loses value because that currency is worth fewer U.S. dollars. Devaluation of a currency by a country’s government or banking authority also may have a significant impact on the value of any investments denominated in that currency. Currency markets generally are not as regulated as securities markets.

FEDERAL INCOME TAX INFORMATION

As of June 30, 2014, the cost, gross unrealized appreciation and gross unrealized depreciation on securities, for federal income tax purposes, were as follows:

					Net Unrealized
		Tax Unrealized	Tax Unrealized		Appreciation
	Tax Cost	Appreciation	(Depreciation)		(Depreciation)
IFP US Equity Fund	$480,069,159	$122,902,178	$(1,514,437	) $	121,387,741

5

ADVISERS INVESTMENT TRUST
AIT GLOBAL EMERGING MARKETS OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS
June 30, 2014 (Unaudited)

	Percentage
	of Net
	Assets	Shares	Value
COMMON STOCKS	92.5%
Consumer Discretionary	9.7%
Galaxy Entertainment Group Ltd.		1,750,915	$14,006,597
Genting Malaysia Bhd.		6,690,700	8,751,461
Grupo Televisa S.A.B. - ADR		363,851	12,483,728
Kangwon Land Inc.		139,742	4,101,935
Naspers Ltd. - Class N		107,423	12,646,318
Sands China Ltd.		3,659,799	27,647,764
Westlife Development Ltd.(a)		207,500	1,207,498
Zee Entertainment Enterprises Ltd.		579,400	2,826,917
			83,672,218
Consumer Staples	33.4%
AMBEV S.A. - ADR		2,876,062	20,247,476
British American Tobacco Malaysia Bhd.		225,900	4,610,865
British American Tobacco PLC		837,506	49,947,173
Coca-Cola Femsa S.A.B. de C.V. - ADR		36,450	4,141,449
Coca-Cola Icecek A.S.		79,181	1,954,671
Colgate-Palmolive India Ltd.		126,350	3,169,096
CP ALL PCL - REG		8,087,900	11,961,769
Dairy Farm International Holdings Ltd.		238,628	2,543,774
Fomento Economico Mexicano S.A.B. de C.V. - ADR		193,307	18,103,201
Hindustan Unilever Ltd.		1,748,323	18,032,624
ITC Ltd.		5,649,294	30,531,266
LG Household & Health Care Ltd.		9,017	4,059,343
Nestle India Ltd.		52,859	4,332,557
Orion Corp.		5,745	5,263,506
President Chain Store Corp.		1,163,438	9,312,803
SABMiller PLC		685,386	39,734,988
Souza Cruz S.A.		1,294,676	13,342,282
Thai Beverage PCL		16,808,800	8,357,892
Tsingtao Brewery Co. Ltd. - Class H		833,135	6,514,242
Unilever Indonesia Tbk PT		3,163,893	7,812,988
Wal-Mart de Mexico S.A.B. de C.V. - Series V		8,786,083	23,499,987
			287,473,952
Energy	0.4%
Ultrapar Participacoes S.A.		159,120	3,788,057
Financials	23.8%
Axis Bank Ltd.		231,739	7,393,339
Bangkok Bank PCL - REG		1,061,800	6,330,559
Bank Central Asia Tbk PT		7,909,989	7,339,509

1

ADVISERS INVESTMENT TRUST
AIT GLOBAL EMERGING MARKETS OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS
June 30, 2014 (Unaudited)

	Percentage
	of Net
	Assets	Shares	Value
BB Seguridade Participacoes S.A.		535,786	$7,866,439
BM&FBovespa S.A.		3,118,991	16,360,763
DBS Group Holdings Ltd.		582,878	7,829,983
Fibra Uno Administracion S.A. de C.V.		1,501,421	5,239,090
Grupo BTG Pactual		293,776	4,573,838
Grupo Financiero Santander Mexico S.A.B. de C.V. - Class B - ADR		669,814	8,895,130
HDFC Bank Ltd. - ADR		780,311	36,534,161
Housing Development Finance Corp.		2,341,980	38,648,803
Kasikornbank PCL - REG		1,134,300	7,164,736
Kotak Mahindra Bank Ltd.		372,700	5,475,087
Link REIT (The)		1,786,082	9,609,777
Malayan Banking Bhd.		3,653,793	11,185,545
Public Bank Bhd.		1,843,400	11,240,664
Remgro Ltd.		609,908	13,190,300
			204,877,723
Health Care	3.0%
Cipla Ltd.		1,253,976	9,131,956
Sun Pharmaceutical Industries Ltd.		1,436,482	16,430,756
			25,562,712
Industrials	1.3%
CCR S.A.		772,890	6,296,456
Havells India Ltd.		253,210	4,936,216
			11,232,672
Information Technology	11.4%
Autohome, Inc. - ADR(a)		57,238	1,970,704
Baidu Inc. - ADR(a)		75,932	14,184,857
Bitauto Holdings Ltd. - ADR(a)		57,292	2,790,120
Cielo S.A.		989,014	20,366,661
HCL Technologies Ltd.		251,805	6,280,576
Mail.ru Group Ltd. - GDR - REG(a)		156,795	5,527,024
NetEase, Inc. - ADR		63,800	4,999,368
SouFun Holdings Ltd. - ADR		276,340	2,705,369
Tata Consultancy Services Ltd.		345,912	13,949,206
Tencent Holdings Ltd.		846,425	12,908,680
Yandex N.V. - Class A(a)		339,556	12,101,776
			97,784,341

2

ADVISERS INVESTMENT TRUST
AIT GLOBAL EMERGING MARKETS OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS
June 30, 2014 (Unaudited)

	Percentage
	of Net
	Assets	Shares	Value
Materials	3.4%
Asian Paints Ltd.		542,777	$5,360,538
Industrias Penoles S.A.B. de C.V.		439,426	10,988,106
Randgold Resources Ltd.		71,855	5,992,457
Randgold Resources Ltd. - ADR		71,470	6,046,362
Semen Indonesia Persero Tbk PT		600,553	763,672
			29,151,135
Telecommunication Services	3.3%
Advanced Info Service PCL - REG		1,008,500	6,836,235
MTN Group Ltd.		362,585	7,636,616
Telekomunikasi Indonesia Persero Tbk PT		68,750,708	14,295,276
			28,768,127
Utilities	2.8%
Power Assets Holdings Ltd.		2,479,483	21,674,362
Power Grid Corp. of India Ltd.		1,205,564	2,790,165
			24,464,527
TOTAL COMMON STOCKS (Cost $762,229,381)			796,775,464
PREFERRED STOCKS	2.3%
Financials	2.3%
Itau Unibanco Holding S.A. - ADR		777,773	11,184,376
Itausa - Investimentos Itau S.A.		2,102,677	8,269,863
			19,454,239
TOTAL PREFERRED STOCKS (Cost $17,195,877)			19,454,239
EQUITY-LINKED SECURITIES	0.0%
Consumer Discretionary	0.0%
Zee Entertainment Enterprises Ltd., Issued by CLSA Financial
Products Ltd.(a)		11,520,600	145,576
TOTAL EQUITY-LINKED SECURITIES (Cost $ — )			145,576
SHORT-TERM INVESTMENTS	5.4%
Northern Institutional
U.S. Government Select Portfolio, 0.01%		46,674,062	46,674,062
TOTAL SHORT-TERM INVESTMENTS (Cost $46,674,062)			46,674,062

3

ADVISERS INVESTMENT TRUST
AIT GLOBAL EMERGING MARKETS OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS
June 30, 2014 (Unaudited)

	Percentage
	of Net
	Assets	Shares	Value
TOTAL INVESTMENTS
(Cost $826,099,320)	100.2%		$863,049,341
NET OTHER ASSETS (LIABILITIES)	(0.2)%		(1,981,058)
NET ASSETS	100.0%		$861,068,283

(a)	Non-income producing security.

At June 30, 2014, the AIT Global Emerging Markets Opportunity Fund’s investments (excluding short-term investments) were domiciled in the following countries:

CONCENTRATION BY COUNTRY	% OF INVESTMENTS
India	25.4%
Brazil	13.7
United Kingdom	11.0
Mexico	10.2
Hong Kong	5.9
China	5.6
Thailand	5.0
Malaysia	4.4
South Africa	4.1
Indonesia	3.7
Macau	3.4
All other countries less than 2%	7.6
Total	100.0%

4

ADVISERS INVESTMENT TRUST
AIT GLOBAL EMERGING MARKETS OPPORTUNITY FUND NOTES TO SCHEDULE OF INVESTMENTS June 30, 2014 (Unaudited)

The Advisers Investment Trust (the “Trust”) is an open-end registered investment company established under the laws of Ohio by an Agreement and Declaration of Trust dated March 1, 2011 (the “Trust Agreement”). The Trust commenced operations on December 20, 2011. The Trust Agreement permits the Board of Trustees (the “Trustees” or “Board”) to authorize and issue an unlimited number of shares of beneficial interest, at no par value, in separate series of the Trust. The AIT Global Emerging Markets Opportunity Fund (the “Emerging Markets Fund” or the “Fund”) is a series of the Trust and commenced operations on May 22, 2013. The Fund is authorized to issue three classes of shares, however, only the Class I shares is currently being offered and has commenced operations. These schedule of investments and notes only relate to the Fund.

The Fund is a diversified fund and has an investment objective of providing capital appreciation.

Under the Fund’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties of the Fund. In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund.

Significant accounting policies related to Investments are as follows:

INVESTMENT VALUATION

Investments are recorded at fair value.  Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The valuation techniques employed by the Fund, as described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. These inputs are summarized in the following three broad levels:

●	Level 1 —quoted prices in active markets for identical assets

●	Level 2 —other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

●	Level 3 —significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, certain short-term debt securities may be valued using amortized cost. Generally, amortized cost approximates the current value of a security, but since this valuation is not obtained from a quoted price in an active market, such securities would be reflected as Level 2 in the fair value hierarchy.

Security prices are generally provided by an independent third party pricing service approved by the Trustees as of the close of the New York Stock Exchange, normally at 4:00 pm EST, each business day on which the share price of the Fund is calculated. Equity securities listed or traded on a primary exchange are valued at the closing price, if available, or the last sales price on the primary exchange. If no sale occurred on the valuation date, the securities will be valued at the latest quotations as of the close of the primary exchange. Investments in other open-end registered investment companies are valued at their respective net asset value as reported by such companies. In these types of situations, valuations are typically categorized as a Level 1 in the fair value hierarchy.

5

ADVISERS INVESTMENT TRUST
AIT GLOBAL EMERGING MARKETS OPPORTUNITY FUND NOTES TO SCHEDULE OF INVESTMENTS June 30, 2014 (Unaudited)

Debt and other fixed income securities, if any, are generally valued at an evaluated price provided by an independent pricing source approved by the Trustees. To value debt securities, pricing services may use various pricing techniques which take into account appropriate factors such as market activity, yield, quality, coupon rate, maturity, type of issue, trading characteristics, call features, credit ratings and other data, as well as broker quotes. Short-term debt securities of sufficient credit quality that mature within sixty days may be valued at amortized cost, which approximates fair value. In each of these situations, valuations are typically categorized as Level 2 in the fair value hierarchy.

When the price of a security is not readily available or deemed unreliable (e.g., an approved pricing service does not provide a price, a furnished price is in error, certain stale prices, or an event occurs that materially affects the furnished price), the Fund’s Fair Value Committee may in good faith establish a fair value for that security in accordance with procedures established by and under the general supervision of the Trustees.   In addition, fair value pricing may be used if events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Fund’s net asset value is calculated.  The Fund identifies possible fluctuations in international securities by monitoring the increase or decrease in the value of a designated benchmark index. In the event of an increase or decrease greater than predetermined levels, the Fund may use a systematic valuation model provided by an independent third party pricing service to fair value its’ international equity securities.

In the fair value situations as noted above, while the Trust’s valuation policy is intended to result in a calculation of the Fund’s net asset value that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values determined pursuant to these guidelines would accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale).  The prices used by the Fund may differ from the value that would be realized if the securities were sold, and these differences could be material to the financial statements. Depending on the source and relative significance of the valuation inputs in these instances, the instruments may be classified as Level 2 or Level 3 in the fair value hierarchy.

6

ADVISERS INVESTMENT TRUST
AIT GLOBAL EMERGING MARKETS OPPORTUNITY FUND NOTES TO SCHEDULE OF INVESTMENTS June 30, 2014 (Unaudited)

The following is a summary of the valuation inputs used as of June 30, 2014 in valuing the Fund’s investments based upon the three fair value levels defined above:

Portfolio	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Emerging Markets Fund
Common Stocks
Consumer Discretionary	$83,672,218	$—	$—	$83,672,218
Consumer Staples	275,512,183	11,961,769	—	287,473,952
Energy	3,788,057	—	—	3,788,057
Financials	204,877,723	—	—	204,877,723
Health Care	25,562,712	—	—	25,562,712
Industrials	11,232,672	—	—	11,232,672
Information Technology	97,784,341	—	—	97,784,341
Materials	29,151,135	—	—	29,151,135
Telecommunication Services	21,931,892	6,836,235	—	28,768,127
Utilities	24,464,527	—	—	24,464,527
Preferred Stock(1)	19,454,239	—	—	19,454,239
Equity-Linked Securities(1)	—	145,576	—	145,576
Short-Term Investments(1)	46,674,062	—	—	46,674,062
Total Investments	$844,105,761	$18,943,580	$—	$863,049,341

(1)	See investment industries in the Schedule of Investments

The Fund discloses all transfers between levels based on valuations at the end of each reporting period. At June 30, 2014, the Fund had transfers as follows:

Transfers from Level 2 to Level 1
	Value	Reason
Common Stocks	$562,122,476	Foreign equity securities were valued at unadjusted quoted market prices

EQUITY-LINKED SECURITIES

The Fund may invest in equity-linked securities, also known as participation notes.  The Fund may use these instruments as an alternate means to gain exposure to what is generally an emerging securities market, such as countries in which it does not have local accounts.  These instruments represent interests in securities listed on certain foreign exchanges, and thus present similar risks to investing directly in such equity securities. These instruments are generally issued by the associates of foreign-based foreign brokerages and domestic institutional brokerages. Accordingly, the equity-linked securities also expose investors to counterparty risk, which is the risk that the entity issuing the note may not be able to honor its financial commitments.  At June 30, 2014, the Fund held an equity-linked security issued by counterparty, CLSA Financial Products Ltd, which represented 0.0% of the Fund’s net assets.

7

ADVISERS INVESTMENT TRUST
AIT GLOBAL EMERGING MARKETS OPPORTUNITY FUND NOTES TO SCHEDULE OF INVESTMENTS June 30, 2014 (Unaudited)

CURRENCY TRANSACTIONS

The Fund may engage in spot currency transactions for the purpose of foreign security settlement and operational processes. Changes in foreign currency exchange rates will affect the value of the Fund’s securities and the price of the Fund’s shares. Devaluation of a currency by a country’s government or banking authority also may have a significant impact on the value of any investments denominated in that currency. Currency markets generally are not as regulated as security markets.

FEDERAL INCOME TAX INFORMATION

As of June 30, 2014, the cost, gross unrealized appreciation and gross unrealized depreciation on securities, for federal income tax purposes, were as follows:

	Tax Cost	Tax Unrealized Appreciation	Tax Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Emerging Markets Fund	$828,053,627	$63,850,093	$(28,854,379)	$34,995,714

8

ADVISERS INVESTMENT TRUST
JOHCM ASIA EX-JAPAN EQUITY FUND
SCHEDULE OF INVESTMENTS
June 30, 2014 (Unaudited)

	Percentage
	of Net
	Assets	Shares	Value
COMMON STOCKS	63.5%
China	18.1%
AAC Technologies Holdings, Inc.		12,914	$84,093
Agricultural Bank of China Ltd., Class H		69,000	30,454
Airtac International Group		5,009	53,920
Angang Steel Co. Ltd., Class H		52,590	33,935
Anhui Conch Cement Co. Ltd., Class H		8,319	28,563
Biostime International Holdings Ltd.		8,357	46,326
Jumei International Holding Ltd. ADR(a)		1,055	28,696
Li Ning Co. Ltd.(a)		46,642	37,339
Ping An Insurance Group Co. of China Ltd., Class H		4,157	32,192
Sinotruk Hong Kong Ltd.		55,548	27,668
SOHO China Ltd.		38,218	30,136
Tencent Holdings Ltd.		4	61
Tingyi Cayman Islands Holding Corp.		18,341	51,354
			484,737
Hong Kong	10.0%
China Mobile Ltd.		5,000	48,541
Hutchison Whampoa Ltd.		4,515	61,763
International Housewares Retail Co. Ltd.		60,611	25,809
Johnson Electric Holdings Ltd.		54,102	48,374
L’Occitane International S.A.		21,314	47,636
Noble Group Ltd.		31,612	34,755
			266,878
India	1.9%
Infosys Ltd. ADR		960	51,619
Indonesia	3.1%
AKR Corporindo Tbk PT		106,764	39,018
Indofood CBP Sukses Makmur Tbk PT		52,926	44,657
			83,675
Korea	8.6%
Hana Tour Service, Inc.		555	37,184
Hankook Tire Co. Ltd.		533	31,813
Hyundai Development Co.-Engineering & Construction		1,116	35,385
Hyundai Mobis Co. Ltd.		208	58,372
KT&G Corp.		410	36,083
POSCO		108	32,338
			231,175

1

ADVISERS INVESTMENT TRUST
JOHCM ASIA EX-JAPAN EQUITY FUND
SCHEDULE OF INVESTMENTS
June 30, 2014 (Unaudited)

	Percentage
	of Net
	Assets	Shares	Value
Philippines	7.5%
Alliance Global Group, Inc.		70,375	$46,907
East West Banking Corp.(a)		67,623	46,598
Emperador, Inc.(a)		192,824	52,123
Universal Robina Corp.		15,708	55,533
			201,161
Singapore	2.5%
ARA Asset Management Ltd.		27,829	39,749
Wilmar International Ltd.		10,939	27,996
			67,745
Taiwan	10.7%
Delta Electronics, Inc.		8,441	61,537
Giant Manufacturing Co. Ltd.		7,402	57,676
King Slide Works Co. Ltd.		3,848	55,017
MediaTek, Inc.		3,704	62,729
Quanta Computer, Inc.		16,600	48,186
			285,145
United Kingdom	1.1%
HSBC Holdings PLC		2,957	30,005
TOTAL COMMON STOCKS (Cost $1,652,860)			1,702,140
EQUITY-LINKED SECURITIES	11.7%
India	11.7%
Amara Raja Batteries Ltd., Issued by Deutsche Bank A.G. London, Maturity Date 3/14/18(b)		6,160	48,227
Bajaj Auto Ltd., Issued by CLSA Financial Products Ltd., Maturity Date 6/30/15		1,480	57,029
Dr. Reddy’s Laboratories Ltd., Issued by Standard Chartered Bank, Maturity Date 1/3/18		1,170	50,914
Glenmark Pharmaceuticals Ltd., Issued by Deutsche Bank A.G. London, Maturity Date 8/28/17		4,875	46,235
Tata Motors Ltd., Issued by Deutsche Bank A.G. London, Maturity Date 4/29/20		11,680	57,243
Zee Entertainment Enterprises Ltd., Issued by Deutsche Bank A.G. London, Maturity Date 1/30/17(b)		11,000	53,715
			313,363
TOTAL EQUITY-LINKED SECURITIES (Cost $287,025)			313,363

2

ADVISERS INVESTMENT TRUST
JOHCM ASIA EX-JAPAN EQUITY FUND
SCHEDULE OF INVESTMENTS
June 30, 2014 (Unaudited)

	Percentage
	of Net
	Assets	Shares	Value
TOTAL INVESTMENTS
(Cost $1,939,885)	75.2%		$2,015,503
NET OTHER ASSETS (LIABILITIES)	24.8%		665,501
NET ASSETS	100.0%		$2,681,004

(a)	Non-income producing security.
(b)
Securities purchased in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. These securities may not be publicly traded without registration under the Securities Act of 1933. The value of these securities is determined by valuations supplied by a pricing service or brokers.

At June 30, 2014 the industry sectors for the JOHCM Asia Ex-Japan Equity Fund were:

Sector Allocation	% of Net Assets
Consumer Discretionary	18.4%
Consumer Staples	11.7
Financials	7.8
Health Care	3.6
Industrials	16.8
Information Technology	11.5
Materials	3.6
Telecommunication Services	1.8
Other	24.8
Total	100.0%

3

ADVISERS INVESTMENT TRUST
JOHCM EMERGING MARKETS OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS
June 30, 2014 (Unaudited)

	Percentage
	of Net
	Assets	Shares	Value
COMMON STOCKS	89.0%
Brazil	2.9%
Localiza Rent a Car S.A.		86,851	$1,432,383
Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao S.A.		70,792	1,226,485
			2,658,868
China	18.0%
Biostime International Holdings Ltd.		226,782	1,257,131
China Construction Bank Corp. - Class H		3,769,351	2,851,961
China Life Insurance Co. Ltd. - Class H		311,482	814,230
CNOOC Ltd.		136,000	244,083
CNOOC Ltd. - ADR		11,853	2,125,124
Hengan International Group Co. Ltd.		84,921	894,713
Huaneng Power International, Inc. - ADR		7,900	357,396
Huaneng Power International, Inc. - Class H		1,829,211	2,065,660
Industrial & Commercial Bank of China Ltd. - Class H		3,545,684	2,243,106
Lenovo Group Ltd.		1,767,000	2,414,644
Tencent Holdings Ltd.		64,268	982,761
Xinyi Solar Holdings Ltd.		1,092,318	280,437
			16,531,246
Greece	1.3%
Piraeus Bank S.A.(a)		539,820	1,199,089
Hong Kong	9.7%
China Mobile Ltd.		70,500	684,428
China Mobile Ltd. - ADR		38,682	1,880,332
China Overseas Land & Investment Ltd.		856,059	2,076,449
China Resources Land Ltd.		158,000	289,412
Haier Electronics Group Co. Ltd.		618,372	1,616,127
Johnson Electric Holdings Ltd.		902,500	806,946
Lee & Man Paper Manufacturing Ltd.		1,421,477	755,763
Xinyi Glass Holdings Ltd.		1,310,318	768,704
			8,878,161
India	8.1%
HDFC Bank Ltd. - ADR		62,026	2,904,057
ICICI Bank Ltd. - ADR		38,960	1,944,104
Tata Motors Ltd. - ADR		66,787	2,608,700
			7,456,861

4

ADVISERS INVESTMENT TRUST
JOHCM EMERGING MARKETS OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS
June 30, 2014 (Unaudited)

	Percentage
	of Net
	Assets	Shares	Value
Jersey	1.7%
Randgold Resources Ltd.		17,885	$1,504,722
Korea	13.9%
Hana Tour Service, Inc.		15,847	1,061,708
Hyundai Motor Co.		3,994	905,747
Hyundai Motor Co. - REG - GDR		1,279	95,186
LG Household & Health Care Ltd.		3,682	1,657,379
Samsung Electronics Co. Ltd.		3,681	4,813,026
Samsung Electronics Co. Ltd. - REG - GDR		2,495	1,612,009
SK Hynix, Inc.(a)		38,727	1,857,635
Youngone Corp.		17,202	772,460
			12,775,150
Malaysia	2.0%
Gamuda Bhd.		1,267,200	1,858,382
Netherlands	2.6%
Yandex N.V. - Class A(a)		66,615	2,374,159
Russia	8.1%
M Video OJSC		168,216	1,335,178
Mobile Telesystems OJSC - ADR		134,154	2,648,200
NOVATEK OAO - REG - GDR		13,245	1,644,598
Sberbank of Russia - ADR(a)		86,572	875,062
X5 Retail Group N.V. - REG - GDR(a)		42,741	922,244
			7,425,282
South Africa	5.2%
Naspers Ltd. - Class N		40,544	4,772,301
Taiwan	14.0%
Cathay Financial Holding Co. Ltd.		843,445	1,317,577
Cleanaway Co. Ltd.		108,000	653,098
Fubon Financial Holding Co. Ltd.		1,547,989	2,236,713
MediaTek, Inc.		116,433	1,971,844
Novatek Microelectronics Corp.		262,755	1,293,273
Shin Kong Financial Holding Co. Ltd.		3,852,598	1,188,256
Taiwan Semiconductor Manufacturing Co. Ltd.		302,000	1,272,207
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR		106,871	2,285,971
Yungtay Engineering Co. Ltd.		264,097	627,991
			12,846,930

5

ADVISERS INVESTMENT TRUST
JOHCM EMERGING MARKETS OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS
June 30, 2014 (Unaudited)

	Percentage
	of Net
	Assets	Shares	Value
Thailand	1.5%
PTT Global Chemical PCL - REG		674,213	$1,402,230
TOTAL COMMON STOCKS (Cost $77,100,801)			81,683,381
EQUITY-LINKED SECURITIES	3.2%
India	3.2%
HCL Technologies Ltd., Issued by CLSA Financial Products Ltd., Maturity Date 5/20/15(a)(b)		18,201	454,209
ITC Ltd., Issued by Merrill Lynch Intl & Co., Maturity Date 5/22/18(a)		295,744	1,598,647
Tata Consultancy Services Ltd., Issued by CLSA Financial Products Ltd., Maturity Date 5/26/15(a)(b)		6,738	271,782
Tata Consultancy Services Ltd., Issued by Deutsche Bank, Maturity Date 1/30/17(a)(b)		15,178	612,214
			2,936,852
TOTAL EQUITY-LINKED SECURITIES (Cost $2,817,836)			2,936,852
PREFERRED STOCKS	2.3%
Korea	2.3%
Hyundai Motor Co. Ltd.		14,144	2,119,126
TOTAL PREFERRED STOCKS (Cost $1,735,969)			2,119,126
TOTAL INVESTMENTS
(Cost $81,654,606)	94.5%		86,739,359
NET OTHER ASSETS (LIABILITIES)	5.5%		5,057,238
NET ASSETS	100.0%		$91,796,597

(a)	Non-income producing security.
(b)
Securities purchased in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. These securities may not be publicly traded without registration under the Securities Act of 1933. The value of these securities is determined by valuations supplied by a pricing service or brokers.

6

ADVISERS INVESTMENT TRUST
JOHCM EMERGING MARKETS OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS
June 30, 2014 (Unaudited)

At June 30, 2014 the industry sectors for the JOHCM Emerging Markets Opportunities Fund were:

Sector Allocation	% of Net Assets
Consumer Discretionary	17.5%
Consumer Staples	6.9
Energy	4.4
Financials	21.7
Industrials	7.2
Information Technology	24.5
Materials	4.0
Telecommunication Services	5.7
Utilities	2.6
Other	5.5
Total	100.0%

7

ADVISERS INVESTMENT TRUST
JOHCM GLOBAL EQUITY FUND
SCHEDULE OF INVESTMENTS
June 30, 2014 (Unaudited)

	Percentage
	of Net
	Assets	Shares	Value
COMMON STOCKS	86.9%
Canada	3.1%
Valeant Pharmaceuticals International Inc.(a)		18,602	$2,346,084
China	3.0%
Tencent Holdings Ltd.		146,737	2,243,844
Finland	2.9%
Nokia OYJ		291,199	2,202,684
Ireland	6.1%
Endo International PLC(a)		31,888	2,232,798
Shire PLC		30,082	2,358,759
			4,591,557
Israel	2.9%
Check Point Software Technologies Ltd.(a)		32,402	2,171,906
Japan	8.8%
Japan Exchange Group Inc.		90,661	2,239,405
Omron Corp.		54,259	2,292,397
SoftBank Corp.		28,613	2,128,878
			6,660,680
Korea	2.9%
SK Hynix Inc.(a)		45,264	2,171,198
Netherlands	5.4%
Chicago Bridge & Iron Co. N.V.		25,705	1,753,081
NXP Semiconductor N.V.(a)		34,461	2,280,629
			4,033,710
Singapore	2.8%
Avago Technologies Ltd.		29,387	2,117,921
Switzerland	8.5%
Actelion Ltd. - REG(a)		17,819	2,252,535
Givaudan S.A. - REG(a)		1,342	2,238,735
UBS A.G. - REG(a)		105,416	1,931,653
			6,422,923
Taiwan	2.9%
MediaTek Inc.		130,767	2,214,597
United Kingdom	2.9%
WPP PLC		98,928	2,154,153

8

ADVISERS INVESTMENT TRUST
JOHCM GLOBAL EQUITY FUND
SCHEDULE OF INVESTMENTS
June 30, 2014 (Unaudited)

	Percentage
	of Net
	Assets	Shares	Value
United States	34.7%
Actavis PLC(a)		9,453	$2,108,492
CBS Corp. - Class B - Non Voting		36,125	2,244,807
Gilead Sciences Inc.(a)		26,512	2,198,110
Google Inc. - Class C(a)		4,033	2,320,104
Jazz Pharmaceuticals PLC(a)		15,476	2,275,127
LyondellBasell Industries N.V. - Class A		22,172	2,165,096
Maxim Integrated Products Inc.		61,807	2,089,695
Micron Technology Inc.(a)		67,915	2,237,799
Stanley Black & Decker Inc.		24,947	2,190,845
Twenty-First Century Fox Inc. - Class A		60,540	2,127,981
Valero Energy Corp.		39,268	1,967,327
Westlake Chemical Corp.		26,654	2,232,539
			26,157,922
TOTAL COMMON STOCKS (Cost $58,761,335)			65,489,179
MASTER LIMITED PARTNERSHIPS	8.8%
United States	8.8%
Apollo Global Management LLC - Class A		81,066	2,247,150
Blackstone Group (The) L.P.		65,910	2,204,030
KKR & Co. L.P.		90,720	2,207,218
			6,658,398
TOTAL MASTER LIMITED PARTNERSHIPS (Cost $6,471,854)			6,658,398
TOTAL INVESTMENTS
(Cost $65,233,189)	95.7%		72,147,577
NET OTHER ASSETS (LIABILITIES)	4.3%		3,229,064
NET ASSETS	100.0%		$75,376,641

(a)	Non-income producing security.

9

ADVISERS INVESTMENT TRUST
JOHCM GLOBAL EQUITY FUND
SCHEDULE OF INVESTMENTS
June 30, 2014 (Unaudited)

At June 30, 2014 the industry sectors for the JOHCM Global Equity Fund were:

Sector Allocation	% of Net Assets
Consumer Discretionary	8.7%
Energy	2.6
Financials	14.4
Health Care	20.9
Industrials	5.2
Information Technology	32.3
Materials	8.8
Telecommunication Services	2.8
Other	4.3
Total	100.0%

10

ADVISERS INVESTMENT TRUST
JOHCM INTERNATIONAL SELECT FUND
SCHEDULE OF INVESTMENTS
June 30, 2014 (Unaudited)

	Percentage
	of Net
	Assets	Shares	Value
COMMON STOCKS	96.5%
Canada	3.1%
Valeant Pharmaceuticals International, Inc.(a)		317,344	$40,131,577
China	3.0%
Tencent Holdings Ltd.		2,506,240	38,324,436
Finland	2.9%
Nokia OYJ		4,963,400	37,544,086
Germany	17.3%
Brenntag A.G.		194,419	34,726,155
GEA Group A.G.		822,443	38,956,007
Henkel A.G. & Co. KGaA		361,526	36,380,276
Hugo Boss A.G.		257,825	38,514,870
Symrise A.G.		689,694	37,562,588
Wirecard A.G.		806,383	34,812,541
			220,952,437
Ireland	6.2%
Endo International PLC(a)		550,644	38,556,093
Shire PLC		515,187	40,396,310
			78,952,403
Israel	3.0%
Check Point Software Technologies Ltd.(a)		569,204	38,153,744
Japan	21.0%
Daiwa Securities Group, Inc.		4,444,000	38,563,693
Japan Exchange Group, Inc.		1,604,702	39,637,515
Omron Corp.		950,808	40,170,843
SoftBank Corp.		503,091	37,431,216
Sysmex Corp.		1,034,864	38,921,921
Tokai Tokyo Financial Holdings, Inc.		5,037,106	39,281,503
Yaskawa Electric Corp.		2,871,163	34,850,327
			268,857,018
Korea	2.9%
SK Hynix, Inc.(a)		778,768	37,355,499
Netherlands	5.3%
Chicago Bridge & Iron Co. N.V.		446,002	30,417,336
NXP Semiconductor N.V.(a)		559,565	37,032,012
			67,449,348

11

ADVISERS INVESTMENT TRUST
JOHCM INTERNATIONAL SELECT FUND
SCHEDULE OF INVESTMENTS
June 30, 2014 (Unaudited)

	Percentage
	of Net
	Assets	Shares	Value
Singapore	2.9%
Avago Technologies Ltd.		516,789	$37,244,983
Switzerland	11.2%
Actelion Ltd. - REG(a)		304,387	38,478,170
Credit Suisse Group A.G. - REG(a)		1,156,441	32,930,096
Givaudan S.A. - REG(a)		22,644	37,774,900
UBS A.G. - REG(a)		1,828,340	33,502,679
			142,685,845
United Kingdom	8.6%
3i Group PLC		5,094,790	34,999,208
ITV PLC		12,459,338	37,942,756
WPP PLC		1,692,948	36,863,870
			109,805,834
United States	9.1%
Actavis PLC(a)		180,201	40,193,833
Jazz Pharmaceuticals PLC(a)		267,878	39,380,745
LyondellBasell Industries N.V. - Class A		373,161	36,439,171
			116,013,749
TOTAL COMMON STOCKS (Cost $1,031,612,969)			1,233,470,959
TOTAL INVESTMENTS
(Cost $1,031,612,969)	96.5%		1,233,470,959
NET OTHER ASSETS (LIABILITIES)	3.5%		44,081,050
NET ASSETS	100.0%		$1,277,552,009

(a)	Non-income producing security.

12

ADVISERS INVESTMENT TRUST
JOHCM INTERNATIONAL SELECT FUND
SCHEDULE OF INVESTMENTS
June 30, 2014 (Unaudited)

At June 30, 2014 the industry sectors for the JOHCM International Select Fund were:

Sector Allocation	% of Net Assets
Consumer Discretionary	8.9%
Consumer Staples	2.9
Financials	17.1
Health Care	21.6
Industrials	8.1
Information Technology	26.3
Materials	8.7
Telecommunication Services	2.9
Other	3.5
Total	100.0%

13

ADVISERS INVESTMENT TRUST
JOHCM INTERNATIONAL SMALL CAP EQUITY FUND
SCHEDULE OF INVESTMENTS
June 30, 2014 (Unaudited)

	Percentage
	of Net
	Assets	Shares	Value
COMMON STOCKS	96.2%
Australia	2.8%
Bradken Ltd.		371,437	$1,330,634
SAI Global Ltd.		309,916	1,493,693
			2,824,327
Austria	1.4%
Semperit A.G. Holding		23,670	1,450,324
Brazil	1.2%
Fleury S.A.		162,900	1,238,615
Canada	2.7%
Laurentian Bank of Canada		30,886	1,443,209
Stella-Jones Inc.		47,417	1,302,018
			2,745,227
China	1.4%
Dalian Refrigeration Co. Ltd. - Class B		1,543,601	1,381,865
Finland	4.2%
Amer Sports OYJ		69,939	1,432,387
Vacon PLC		35,140	1,427,124
Vaisala OYJ - Class A		42,172	1,383,094
			4,242,605
France	5.4%
Rubis S.C.A.		22,493	1,435,633
Saft Groupe S.A.		37,412	1,435,495
Touax S.A.		43,579	1,069,937
Virbac S.A.		6,200	1,433,098
			5,374,163
Germany	7.0%
Carl Zeiss Meditec A.G. - Bearer		49,710	1,524,928
Drillisch A.G.		36,616	1,459,443
Gerresheimer A.G.		18,086	1,246,848
KWS Saat A.G.		4,130	1,456,225
Pfeiffer Vacuum Technology A.G.		12,487	1,377,270
			7,064,714
Hong Kong	7.8%
Mandarin Oriental International Ltd.		745,000	1,420,620
Pico Far East Holdings Ltd.		4,732,000	1,099,484
SmarTone Telecommunications Holdings Ltd.		1,151,500	1,449,923

14

ADVISERS INVESTMENT TRUST
JOHCM INTERNATIONAL SMALL CAP EQUITY FUND
SCHEDULE OF INVESTMENTS
June 30, 2014 (Unaudited)

	Percentage
	of Net
	Assets	Shares	Value
Vitasoy International Holdings Ltd.		1,027,000	$1,310,710
Wasion Group Holdings Ltd.		1,913,000	1,436,840
Yip’s Chemical Holdings Ltd.		1,745,000	1,135,156
			7,852,733
Indonesia	2.3%
Bank Bukopin Tbk PT		19,972,109	1,053,393
Wijaya Karya Persero Tbk PT		6,699,200	1,252,758
			2,306,151
Ireland	2.9%
FBD Holdings PLC		65,106	1,370,676
Grafton Group PLC		150,788	1,495,418
			2,866,094
Italy	3.9%
Banca IFIS S.p.A.		66,541	1,237,214
Cembre S.p.A.		85,576	1,279,580
MARR S.p.A.		75,386	1,408,063
			3,924,857
Japan	13.8%
CKD Corp.		139,800	1,350,023
Daiseki Co. Ltd.		73,500	1,316,287
GMO internet Inc.		119,800	1,356,978
Kintetsu World Express Inc.		31,300	1,330,174
Lintec Corp.		67,200	1,352,404
Nakanishi Inc.		33,500	1,376,961
Nippon Shokubai Co. Ltd.		111,500	1,501,678
Pigeon Corp.		27,300	1,440,952
Rohto Pharmaceutical Co. Ltd.		86,300	1,343,597
Seria Co. Ltd.		31,200	1,435,062
			13,804,116
Korea	5.4%
Choong Ang Vaccine Laboratory		107,933	1,365,899
Han Kuk Carbon Co. Ltd.		166,800	1,285,606
Lotte Food Co. Ltd.		1,756	1,310,731
TK Corp.(a)		88,436	1,411,448
			5,373,684
Malaysia	2.8%
Coastal Contracts Bhd.		947,600	1,475,501

15

ADVISERS INVESTMENT TRUST
JOHCM INTERNATIONAL SMALL CAP EQUITY FUND
SCHEDULE OF INVESTMENTS
June 30, 2014 (Unaudited)

	Percentage
	of Net
	Assets	Shares	Value
United Plantations Bhd.		150,600	$1,312,054
			2,787,555
Netherlands	1.4%
KAS Bank N.V. - CVA		99,680	1,424,990
Norway	1.4%
Borregaard ASA		192,148	1,390,877
Singapore	3.8%
Goodpack Ltd.		706,000	1,341,777
Super Group Ltd.		1,134,000	1,282,269
Tat Hong Holdings Ltd.		1,727,000	1,218,872
			3,842,918
Spain	1.3%
Construcciones y Auxiliar de Ferrocarriles S.A.		2,618	1,253,094
Sweden	5.6%
Avanza Bank Holding AB		33,948	1,421,966
Industrial & Financial Systems - Class B		45,186	1,501,403
Kabe Husvagnar AB - Class B		81,556	1,427,744
Mekonomen AB		48,514	1,244,133
			5,595,246
Switzerland	2.8%
Kaba Holding A.G. - Class B - REG(a)		2,996	1,480,890
LEM Holding S.A. - REG		1,506	1,305,872
			2,786,762
Taiwan	4.2%
Nak Sealing Technologies Corp.		318,000	1,394,891
Sinmag Equipment Corp.		253,000	1,423,282
Youngtek Electronics Corp.		636,000	1,401,276
			4,219,449
Thailand	1.2%
Khon Kaen Sugar Industry PCL		314,400	139,525
Khon Kaen Sugar Industry PCL - Class F		2,476,800	1,098,935
			1,238,460
United Kingdom	9.5%
A.G.BARR PLC		126,220	1,373,904
BBA Aviation PLC		280,039	1,478,992
Gooch & Housego PLC		130,804	1,425,685

16

ADVISERS INVESTMENT TRUST
JOHCM INTERNATIONAL SMALL CAP EQUITY FUND
SCHEDULE OF INVESTMENTS
June 30, 2014 (Unaudited)

	Percentage
	of Net
	Assets	Shares	Value
PayPoint PLC		64,848	$1,219,654
Rathbone Brothers PLC		40,367	1,372,940
RPS Group PLC		274,640	1,306,426
Synergy Health PLC		57,257	1,381,325
			9,558,926
TOTAL COMMON STOCKS (Cost $92,635,774)			96,547,752
PREFERRED STOCKS	1.2%
Germany	1.2%
Draegerwerk A.G. & Co. KGaA		11,782	1,266,617
TOTAL PREFERRED STOCKS (Cost $1,381,905)			1,266,617
TOTAL INVESTMENTS
(Cost $94,017,679)	97.4%		97,814,369
NET OTHER ASSETS (LIABILITIES)	2.6%		2,569,040
NET ASSETS	100.0%		$100,383,409
(a)	Non-income producing security.

At June 30, 2014 the industry sectors for the JOHCM International Small Cap Equity Fund were:

Sector Allocation	% of Net Assets
Consumer Discretionary	8.0%
Consumer Staples	12.1
Financials	9.3
Health Care	12.1
Industrials	32.5
Information Technology	9.8
Materials	9.3
Telecommunication Services	2.9
Utilities	1.4
Other	2.6
Total	100.0%

17

ADVISERS INVESTMENT TRUST
JOHCM FUNDS
NOTES TO SCHEDULE OF INVESTMENTS
June 30, 2014 (Unaudited)

The Advisers Investment Trust (the “Trust”) is an open-end registered investment company established under the laws of Ohio by an Agreement and Declaration of Trust dated March 1, 2011 (the “Trust Agreement”). The Trust commenced operations on December 20, 2011. The Trust Agreement permits the Board of Trustees (the “Trustees” or “Board”) to authorize and issue an unlimited number of shares of beneficial interest, at no par value, in separate series of the Trust. The JOHCM Asia Ex-Japan Equity Fund, JOHCM Emerging Markets Opportunities Fund, JOHCM Global Equity Fund, JOHCM International Select Fund, and JOHCM International Small Cap Equity Fund, (referred to individually as a “Fund” and collectively as the “Funds” or the “JOHCM Funds”) are each a series of the Trust. These schedule of investments and notes only relate to the JOHCM Funds.

Each JOHCM Fund, except for JOHCM International Select Fund, is authorized to issues three classes of shares: Class I Shares, Class II Shares, and Institutional Shares. The JOHCM International Select Fund is authorized to issue Class I Shares and Class II Shares. Each class is distinguished by the class specific shareholder servicing fees incurred. As of June 30, 2014, the following classes were in operations:

Fund	Commencement Date	Investment Objective
JOHCM Asia Ex-Japan Equity Fund	Institutional Shares: March 28, 2014	to seek long-term
	Class I Shares: June 26, 2014	capital appreciation
Class II Shares: June 26, 2014
JOHCM Emerging Markets	Class I Shares: November 21, 2012	to seek long-term
Opportunities Fund	Class II Shares: December18, 2013	capital appreciation
Institutional Shares: November 21, 2012
JOHCM Global Equity Fund	Class I Shares: March 22, 2013	to seek long-term
	Institutional Shares: March 22, 2013	capital appreciation
JOHCM International Select Fund	Class I Shares: July 29, 2009	to seek long-term
	Class II Shares: March 31, 2010	capital appreciation
JOHCM International Small Cap	Class I Shares: January 2, 2014	to seek long-term
Equity Fund	Class II Shares: November 18, 2013	capital appreciation
Institutional Shares: October 1, 2013

Prior to November 18, 2013, the JOHCM Emerging Markets Opportunities Fund, JOHCM Global Equity Fund, and JOHCM International Select Fund, operated as the JOHCM Emerging Markets Opportunities Fund, JOHCM Global Equity Fund, and JOHCM International Select Fund (the “Predecessor Funds” or “Scotia Funds”), each a separate series of Scotia Institutional Funds. The predecessor JOHCM International Select Fund was authorized to issue two classes of shares: Class I Shares and Class II Shares. The predecessor JOHCM Emerging Markets Opportunities Fund and JOHCM Global Equity Fund were authorized to issue three classes of shares: Institutional Shares, Class I Shares and Class II Shares. Each class was distinguished by the class specific shareholder servicing fees incurred. On November 18, 2013, the Scotia Funds were reorganized into their respective JOHCM Fund, pursuant to a Plan of Reorganization approved by the Predecessor Funds’ Board of Trustees on August 1, 2013 (the “Reorganization”). At the time of Reorganization, each Scotia Fund transferred all of its assets to the corresponding JOHCM Fund in exchange for shares of the corresponding JOHCM Fund and the JOHCM Fund’s assumption of all the liabilities of the Scotia Fund. Upon closing of the Reorganization, holders of each Predecessor Fund’s Institutional Shares, Class I Shares and Class II Shares received shares of the corresponding JOHCM Fund. The Reorganization was tax-free.

Prior to the Reorganization, the JOHCM Emerging Markets Opportunities Fund, JOHCM Global Equity Fund and JOHCM International Select Fund had no net assets or operations in the Trust. The cost basis of the investments transferred from each Predecessor Fund was carried forward to the corresponding Fund for accounting and tax purposes.

18

ADVISERS INVESTMENT TRUST
JOHCM FUNDS
NOTES TO SCHEDULE OF INVESTMENTS
June 30, 2014 (Unaudited)

Under the Funds’ organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties of the Funds. In addition, in the normal course of business, the Funds enter into contracts with its vendors and others that provide for general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds.

Significant accounting policies related to Investments are as follows:

INVESTMENT VALUATION

Investments are recorded at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The valuation techniques employed by the Funds, as described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. These inputs are summarized in the following three broad levels:

● Level 1 —quoted prices in active markets for identical assets

● Level 2 —other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

● Level 3 —significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, certain short-term debt securities may be valued using amortized cost. Generally, amortized cost approximates the current value of a security, but since this valuation is not obtained from a quoted price in an active market, such securities would be reflected as Level 2 in the fair value hierarchy.

Security prices are generally provided by an independent third party pricing service approved by the Trustees as of the close of the New York Stock Exchange, normally at 4:00 pm EST, each business day on which the share price of the Funds are calculated. Equity securities listed or traded on a primary exchange are valued at the closing price, if available, or the last sales price on the primary exchange. If no sale occurred on the valuation date, the securities will be valued at the latest quotations as of the close of the primary exchange. Investments in other open-end registered investment companies are valued at their respective net asset value as reported by such companies. In these types of situations, valuations are typically categorized as a Level 1 in the fair value hierarchy.

Debt and other fixed income securities, if any, are generally valued at an evaluated price provided by an independent pricing source approved by the Trustees. To value debt securities, pricing services may use various pricing techniques which take into account appropriate factors such as market activity, yield, quality, coupon rate, maturity, type of issue, trading characteristics, call features, credit ratings and other data, as well as broker quotes. Short-term debt securities of sufficient credit quality that mature within sixty days may be valued at amortized cost, which approximates fair value. In each of these situations, valuations are typically categorized as Level 2 in the fair value hierarchy.

When the price of a security is not readily available or deemed unreliable (e.g., an approved pricing service does not provide a price, a furnished price is in error, certain stale prices, or an event occurs that materially affects the furnished price), the Funds’ Fair Value Committee may in good faith establish a fair value for that security in accordance with procedures established by and under the general supervision of the Trustees. In addition, fair value pricing may be used if events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Funds’ net asset value are calculated. The Funds identify possible fluctuations in international securities by monitoring the increase or decrease in the value of a designated benchmark index. In the event of an increase or decrease greater than predetermined levels, the Funds may use a systematic valuation model provided by an independent third party pricing service to fair value their international equity securities.

19

ADVISERS INVESTMENT TRUST
JOHCM FUNDS
NOTES TO SCHEDULE OF INVESTMENTS
June 30, 2014 (Unaudited)

In the fair value situations as noted above, while the Trust’s valuation policy is intended to result in a calculation of each Fund’s net asset value that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values determined pursuant to these guidelines would accurately reflect the price that a Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Funds may differ from the value that would be realized if the securities were sold, and these differences could be material to the financial statements. Depending on the source and relative significance of the valuation inputs in these instances, the instruments may be classified as Level 2 or Level 3 in the fair value hierarchy.

The following is a summary of the valuation inputs used as of June 30, 2014 in valuing each Fund’s investments based upon the three fair value levels defined above:

	Level 1 - Quoted	Level 2 - Other Significant	Level 3 - Significant
Portfolio	Prices	Observable Inputs	Unobservable Inputs	Total
JOHCM Asia Ex-Japan Equity Fund
Common Stocks:
China	$28,696	$456,041	$—	$484,737
India	51,619	—	—	51,619
All Other Common Stocks(1)	—	1,165,784	—	1,165,784
Equity-Linked Securities (1)	—	313,363	—	313,363
Total Investments	$80,315	$1,935,188	$—	$2,015,503
JOHCM Emerging Markets Opportunities Fund
Common Stocks:
Brazil	$2,658,868	$—	$—	$2,658,868
China	2,482,520	14,048,726	—	16,531,246
Hong Kong	1,880,332	6,997,829	—	8,878,161
India	7,456,861	—	—	7,456,861
Netherlands	2,374,159	—	—	2,374,159
Russia	2,648,200	4,777,082	—	7,425,282
Taiwan	2,285,971	10,560,959	—	12,846,930
All Other Common Stocks(1)	—	23,511,874	—	23,511,874
Equity-Linked Securities (1)	—	2,936,852	—	2,936,852
Preferred Stocks(1)	—	2,119,126	—	2,119,126
Total Investments	$21,786,911	$64,952,448	$—	$86,739,359
JOHCM Global Equity Fund
Common Stocks:
Canada	$2,346,084	$—	$—	$2,346,084
Ireland	2,232,798	2,358,759	—	4,591,557
Israel	2,171,906	—	—	2,171,906
Netherlands	4,033,710	—	—	4,033,710
Singapore	2,117,921	—	—	2,117,921
United States	26,157,922	—	—	26,157,922
All Other Common Stocks(1)	—	24,070,079	—	24,070,079
Master Limited Partnerships (1)	6,658,398	—	—	6,658,398
Total Investments	$45,718,739	$26,428,838	$—	$72,147,577
(1)	See investment industries in the Schedule of Investments

20

ADVISERS INVESTMENT TRUST
JOHCM FUNDS
NOTES TO SCHEDULE OF INVESTMENTS
June 30, 2014 (Unaudited)

	Level 1 - Quoted	Level 2 - Other Significant	Level 3 - Significant
Portfolio	Prices	Observable Inputs	Unobservable Inputs	Total
JOHCM International Select Fund
Common Stocks:
Canada	$40,131,577	$—	$—	$40,131,577
Ireland	38,556,093	40,396,310	—	78,952,403
Israel	38,153,744	—	—	38,153,744
Netherlands	67,449,348	—	—	67,449,348
Singapore	37,244,983	—	—	37,244,983
United States	116,013,749	—	—	116,013,749
All Other Common Stocks(1)	—	855,525,155	—	855,525,155
Total Investments	$337,549,494	$895,921,465	$—	$1,233,470,959
JOHCM International Small Cap Equity Fund
Common Stocks:
Brazil	$1,238,615	$—	$—	$1,238,615
Canada	2,745,227	—	—	2,745,227
Ireland	1,370,676	1,495,418	—	2,866,094
All Other Common Stocks(1)	—	89,697,816	—	89,697,816
Preferred Stocks(1)	—	1,266,617	—	1,266,617
Total Investments	$5,354,518	$92,459,851	$—	$97,814,369
(1)	See investment industries in the Schedule of Investments

As of June 30, 2014, there were no Level 3 securities held by the Funds. The Funds’ policy is to disclose transfers between levels based on valuations at the end of the reporting period. There were no transfers between Levels 1, 2 or 3 during the period ended June 30, 2014 for the JOHCM Asia Ex-Japan Equity Fund, JOHCM Global Equity Fund, JOHCM International Select Fund and JOHCM International Small Cap Equity Fund. The JOHCM Emerging Markets Opportunities Fund had transfers as follows:

	Transfers from
Fund	Level 1 to Level 2	Reason
JOHCM Emerging Markets Opportunities Fund
Common Stocks:
Korea	$1,707,195	Fair value adjustments were applied to the last traded price of certain foreign equity or equity-linked securities.
Russia	875,062
Equity-Linked Securities
India	271,782

	Transfers from
Fund	Level 2 to Level 1	Reason
JOHCM Emerging Markets Opportunities Fund
Common Stocks:
Brazil	$2,658,868	Foreign equity securities were valued at unadjusted quoted market prices.

21

ADVISERS INVESTMENT TRUST
JOHCM FUNDS
NOTES TO SCHEDULE OF INVESTMENTS
June 30, 2014 (Unaudited)

EQUITY-LINKED SECURITIES

The Funds may invest in equity-linked securities, also known as participation notes. The Funds may use these instruments as an alternate means to gain exposure to what is generally an emerging securities market, such as countries in which it does not have local accounts. These instruments represent interests in securities listed on certain foreign exchanges, and thus present similar risks to investing directly in such equity securities. These instruments are generally issued by the associates of foreign-based foreign brokerages and domestic institutional brokerages. Accordingly, the equity-linked securities also expose investors to counterparty risk, which is the risk that the entity issuing the note may not be able to honor its financial commitments. At June 30, 2014 the Funds held equity-linked securities issued by counterparties as follows:

			% of
	Counterparty	Value	Net Assets
JOHCM Asia Ex-Japan Fund	CLSA Financial Products Ltd	$57,029	2.1%
	Deutsche Bank	205,420	7.7%
	Standard Chartered Bank	50,914	1.9%
JOHCM Emerging Markets Opportunities Fund	CLSA Financial Products Ltd	$725,991	0.8%
	Deutsche Bank	612,214	0.7%
	Merrill Lynch Intl & Co.	1,598,647	1.7%

CURRENCY TRANSACTIONS

The Funds may engage in spot currency transactions for the purpose of foreign security settlement and operational processes. Changes in foreign currency exchange rates will affect the value of the Funds’ securities and the price of the Funds’ shares. Devaluation of a currency by a country’s government or banking authority also may have a significant impact on the value of any investments denominated in that currency. Currency markets generally are not as regulated as security markets.

FEDERAL INCOME TAX INFORMATION

As of June 30, 2014, the cost, gross unrealized appreciation and gross unrealized depreciation on securities, for federal income tax purposes, were as follows:

				Net Unrealized
		Tax Unrealized	Tax Unrealized	Appreciation
	Tax Cost	Appreciation	(Depreciation)	(Depreciation)
JOHCM Asia Ex-Japan Equity Fund	$1,939,885	$125,004	$(49,386)	$75,618
JOHCM Emerging Markets Opportunities Fund	81,675,362	6,556,771	(1,492,774)	5,063,997
JOHCM Global Equity Fund	65,233,189	7,531,143	(616,755)	6,914,388
JOHCM International Select Fund	1,031,927,064	209,689,375	(8,145,480)	201,543,895
JOHCM International Small Cap Equity Fund	94,017,682	5,910,124	(2,113,437)	3,796,687

22

Item 2. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that the disclosure controls and procedures are adequately designed and are operating effectively to reasonably ensure that information required to be disclosed by the registrant on Form N-Q is (i) accumulated and communicated to the investment company’s management, including its certifying officers, to allow timely decisions regarding required disclosure; and (ii) recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

The certifications required by Rule 30a-2 under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Advisers Investment Trust

By (Signature and Title)		/s/ Troy A. Sheets
Troy A. Sheets, Treasurer and Principal Financial Officer

Date:	August 27, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)		/s/ Dina Tantra
Dina A. Tantra, President and Principal Executive Officer

Date:	August 27, 2014

By (Signature and Title)		/s/ Troy A. Sheets
Troy A. Sheets, Treasurer and Principal Financial Officer
Date:	August 27, 2014